Investment Strategy - Rayliant-ChinaAMC Transformative China Tech ETF	Sep. 22, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund generally will invest at least 80% of its total assets in securities that comprise the Underlying Index, as well as participatory notes that represent securities in the Underlying Index. The Fund may also use total return swaps on the performance of the Underlying Index. As discussed below, the Underlying Index is comprised of 300 companies from China or Hong Kong that engage in one of the following sectors: (1) Automotive and Transportation; (2) Commercial and Consumer Service Technology; (3) Electronics and Electrical Products; (4) Health Technology; (5) Industrial and Manufacturing Technology; or (6) Digital Technology and Software.

Solactive AG (the “Index Provider”) compiles, maintains, and calculates the Underlying Index in accordance with its guidelines and mandated procedures. The Underlying Index is composed of issuers that fulfill all of the following requirements:

1.	Represent Chinese companies that, per the Index Provider, reflect comprehensive performance of China’s next generation emerging technology industries.

2.	Are constituents of the Solactive GBS China All Cap USD Index PR, or the Solactive GBS Hong Kong All Cap Index PR.

3.	Headquartered or incorporated in China or Hong Kong.

4.	Not subject to a U.S. sanctions program.

5.	Listed on one of the following exchanges

o	Hong Kong: HKEX

o	China Stock Connect: Shanghai and Shenzhen

6.	Have minimum average daily value traded of at least HKD 60,000,000 for current index constituents and HKD 120,000,000 for prospective index constituents over trailing 6 months period.

7.	Have total market capitalization of at least HKD 20,000,000,000 for current index constituents and HKD 25,000,000,000 for prospective index constituents.

8.	The first trade date of the security shall not be within the last six months.

9.	Must be classified in one of the following index categories:

o	Automotive and Transportation

o	Commercial and Consumer Service Technology

o	Electronics and Electrical Products

o	Health Technology

o	Industrial and Manufacturing Technology

o	Digital Technology and Software

10.	Should an eligible company have multiple share classes, the share class with the highest minimum average daily value traded over the trailing 6 months shall be eligible for inclusion.

The Underlying Index will then select the top 300 eligible constituents based on their total market capitalization ranked in descending order. The percentile ranks for each company are then calculated based on the average research & development expenditure and average research & development expenditure-to-revenue-ratio over the past three years. For companies whose percentile ranking is in the bottom 30% for average research & development expenditure ratio or average research & development expenditure-to-revenue ratio, the adjusted total market capitalization and adjusted free float market capitalization is calculated by multiplying each unadjusted measure by 0.5. The top 100 ranked securities are then selected for index inclusion, based on adjusted total market capitalization. Weighting for each constituent is determined using adjusted free float market capitalization. A weight cap is applied for each company by re-distributing any weight which is larger than 10% to the other index constituents proportionally in an iterative manner.

The Underlying Index is reconstituted and rebalanced on a semi-annual basis.

“Transformative” refers to companies that are revolutionizing essential sectors through technological innovation. The Underlying Index seeks to include companies that reflect China’s next-generational emerging technological industries including commercial and consumer service technology, digital platforms, fintech, electronics and electrical products, industrial and manufacturing systems, smart vehicles and health technologies. These enterprises are advancing the global economy by pioneering breakthroughs in artificial intelligence, software, e-commerce, internet of things, smart hardware, automation, new energy and biotechnology. Through their innovations, they reshape industry landscapes, enhance productivity, and drive next-generation consumer and business experiences.

The Fund uses a “full replication” methodology to track the Underlying Index, meaning that the Fund generally invests in all of the securities comprising the Underlying Index in the same proportion as they are found in the Underlying Index.